Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease [Abstract]
Total cash outflow for leases	$ 6,915	$ 7,209
Lease termination costs		$ 663